Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	35
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$48,003,529.06	0.1064380	$29,288,681.24	0.0649416	$18,714,847.82
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$272,233,529.06	0.1801404	$253,518,681.24	0.1677565	$18,714,847.82

Weighted Avg. Coupon (WAC)	4.39%		4.40%
Weighted Avg. Remaining Maturity (WARM)	27.97		27.09
Pool Receivables Balance	$305,829,380.58		$286,911,145.74
Remaining Number of Receivables	34,797		33,764

Adjusted Pool Balance	$303,360,725.87		$284,645,878.05

III. COLLECTIONS

Principal:
Principal Collections	$18,485,812.60
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$348,822.37
Total Principal Collections	$18,834,634.97

Interest:
Interest Collections	$1,110,560.74
Late Fees & Other Charges	$52,680.34
Interest on Repurchase Principal	$-
Total Interest Collections	$1,163,241.08

Collection Account Interest	$301.28
Reserve Account Interest	$134.21
Servicer Advances	$-

Total Collections	$19,998,311.54

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	35
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$19,998,311.54
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$27,780,110.74

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$254,857.82		$254,857.82	$254,857.82
Collection Account Interest					$301.28
Late Fees & Other Charges					$52,680.34
Total due to Servicer					$307,839.44

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$21,201.56		$21,201.56
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$113,108.56		$113,108.56	$113,108.56

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$19,499,439.70

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$18,714,847.82

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$18,714,847.82
Class A-4 Notes				$-
Class A Notes Total:		$18,714,847.82		$18,714,847.82
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$18,714,847.82		$18,714,847.82

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					784,591.88

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,468,654.71
Beginning Period Amount	$2,468,654.71
Current Period Amortization	$203,387.02
Ending Period Required Amount	$2,265,267.69
Ending Period Amount	$2,265,267.69
Next Distribution Date Amount	$2,072,586.09

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	10.26%	10.94%	10.94%

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	35
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.67%	32,977	96.77%	$277,639,874.35
30 - 60 Days	1.80%	607	2.48%	$7,108,199.12
61 - 90 Days	0.46%	154	0.63%	$1,801,849.98
91 + Days	0.08%	26	0.13%	$361,222.29
		33,764		$286,911,145.74
Total
Delinquent Receivables 61 + days past due	0.53%	180	0.75%	$2,163,072.27
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.41%	143	0.58%	$1,782,993.27
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.48%	179	0.71%	$2,328,919.54
Three-Month Average Delinquency Ratio	0.47%		0.68%

Repossession in Current Period		27		$322,488.49
Repossession Inventory		65		$162,682.74

Charge-Offs
Gross Principal of Charge-Off for Current Period				$432,422.24
Recoveries				$(348,822.37)
Net Charge-offs for Current Period				$83,599.87

Beginning Pool Balance for Current Period				$305,829,380.58

Net Loss Ratio				0.33%
Net Loss Ratio for 1st Preceding Collection Period				0.36%
Net Loss Ratio for 2nd Preceding Collection Period				0.55%
Three-Month Average Net Loss Ratio for Current Period				0.41%

Cumulative Net Losses for All Periods				$12,054,435.62
Cumulative Net Losses as a % of Initial Pool Balance				0.76%

Principal Balance of Extensions				$1,919,657.63
Number of Extensions				155